Financial liabilities - Other interest-bearing liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Current liabilities	kr 133	kr 184	kr 308
Non-current liabilities	104	575	275
Total other interest-bearing liabilities	kr 237	759	583
Earn-out, Kazakhstan
Financial liabilities
Non-current liabilities		432	100
Earn-out percentage	18.00%
Fair value of earn-out obligation	kr 764	432	100
Loan from Kazakhtelecom
Financial liabilities
Non-current liabilities		26	24
Derivatives
Financial liabilities
Current liabilities	113	156	217
Finance leases
Financial liabilities
Current liabilities	2	2	16
Non-current liabilities	14	15	32
Supplier financing, Lithuania license
Financial liabilities
Current liabilities	7	7	7
Non-current liabilities	86	89	93
Equipment financing
Financial liabilities
Current liabilities		6	56
Non-current liabilities		2	14
Deferred consideration for acquisitions
Financial liabilities
Current liabilities	11	13	12
Non-current liabilities		8	12
Deferred consideration, TDC
Financial liabilities
Total other interest-bearing liabilities			12
Deferred consideration, Kombridge
Financial liabilities
Total other interest-bearing liabilities	11	21	kr 12
Liability settled	12
Incentive program, IoT
Financial liabilities
Non-current liabilities	4	3
Total other interest-bearing liabilities	kr 4	kr 3